Fees Summary	Oct. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,000,000,000
Previously Paid Amount	6,086,564.17
Total Fee Amount	6,204,308.78
Total Offset Amount	0
Net Fee	$ 117,744.61